UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number  811-4781
                                                     ----------


                      SENTINEL PENNSYLVANIA TAX-FREE TRUST
                      ------------------------------------
               (Exact name of registrant as specified in charter)


                             ONE NATIONAL LIFE DRIVE
                               MONPELIER, VT 05604
                            -------------------------
               (Address of principal executive offices) (Zip code)


                     SENTINEL ADMINISTRATIVE SERVICE COMPANY
                             ONE NATIONAL LIFE DRIVE
                              MONTPELIER, VT 05604
                    ----------------------------------------
                     (Name and address of agent for service)


                                 (800) 282-3863
                                 --------------
               Registrant's telephone number, including area code


Date of fiscal year end:  11/30/05
                          --------------

Date of reporting period: 2/28/05
                          --------------

ITEM 1. SCHEDULE OF INVESTMENTS.

SENTINEL PENNSYLVANIA TAX-FREE TRUST
INVESTMENT IN SECURITIES
at February 28, 2005 (Unaudited)
-----------------------------------------------------------------------------------------------------
                                                                    PRINCIPAL AMOUNT         VALUE
Description  Coupon  Maturity                                          (M=$1,000)           (Note 1)
-----------------------------------------------------------------------------------------------------
BONDS 97.4%
PENNSYLVANIA 86.1%
Allegheny County G/O
  5.15%, 10/01/11 (FGIC) (P/R)                                             500 M          $   521,470
  5.0%, 11/01/29 (MBIA)                                                    500 M              521,285
  5.125%, 03/01/32                                                         250 M              260,200
Ambridge Area
  5.0%, 11/01/34 (MBIA)                                                    800 M              834,840
Center City District
  4.75%, 12/01/25 (AMBAC)                                                  250 M              258,260
Cornwall-Lebanon PA School District
  4.25%, 03/01/10 (MBIA)                                                   500 M              520,875
Delaware River Port Auth., PA & NJ
  5.25%, 01/01/08 (AMBAC)                                                  500 M              534,890
Delaware Valley PA Regional Fin. Auth.
  5.5%, 08/01/28  (AMBAC)                                                1,000 M            1,166,170
Gettysburg PA Municipal Auth. College
  5.375%, 08/15/13 (MBIA)                                                  670 M              756,490
Grove City PA Hospital Auth.
  5.25%, 07/01/12  (ACA)                                                   500 M              517,215
Jim Thorpe PA Area School District
  5.3%, 03/15/16 (MBIA)                                                    500 M              566,110
Lancaster PA Area Sewer Authority Rev.
   5.0%, 04/01/23 (MBIA)                                                   250 M              265,930
Lehigh County PA G/O
  5%, 11/15/07                                                             500 M              527,325
Norristown PA Area School District G/O Bonds
  5.0%, 09/01/21 (FGIC)                                                    300 M              318,876
Northampton County G/O
  5.75%, 10/01/13 (FSA) (P/R)                                              500 M              578,620
Oxford Area School District
  5.25%, 02/15/10 (FGIC)                                                   500 M              549,210
Pennsylvania Higher Educ. Facs.
  5.0%, 08/15/21 (AMBAC)                                                   500 M              534,855
  5.625%, 12/01/27  (MBIA)                                               1,000 M            1,079,100
Pennsylvania Infrastruction Rev. Bond
  5.625%, 09/01/13 (MBIA)                                                1,000 M            1,063,910
Pennsylvania Intergovernmental Ref. B                                      500 M              540,910
  5.25%, 06/15/12 (FGIC)
Pennsylvania State First Series
  5.125%, 05/01/05 (FGIC)                                                  500 M              502,480

Pennsylvania State G/O
  5.375%, 05/15/16 (FGIC) (P/R)                                            700 M              735,441
  4.5%, 07/01/24 (MBIA)                                                    250 M              252,645
Pennsylvania State Ind'l. Dev. Auth.
  5.5%, 07/01/15 (AMBAC)                                                 1,000 M            1,129,760
Pennsylvania State Ind'l. Dev. Auth. Econ. Dev.                            500 M              558,030
  5.5%, 07/01/21(AMBAC)
Pennsylvania State Public School Building Career Institute of Tech.
  5%, 11/15/28 (FGIC)                                                      750 M              785,985
Pennsylvania State University Bonds
  5%, 09/01/35                                                           1,000 M            1,045,720
Pennsylvania State Turnpike Commonwealth Region Rev. Bonds
  5%, 07/15/21 (AMBAC)                                                     250 M              264,847
  5%, 07/15/41 (AMBAC)                                                     625 M              646,994
Philadelphia Water & Waste
  6.25%, 08/01/11  (MBIA)                                                  500 M              583,015
  6.25%, 08/01/12  (MBIA)                                                  500 M              588,700
Pittsburgh Series A
  5.75%, 09/01/13 (FGIC) (P/R)                                           1,000 M            1,108,610
Red Lion PA Area School District G/O Bonds
  5%, 02/01/21(FSA)                                                        250 M              268,797
State Public School Bldg. Authority PA
  5%, 06/01/33 (FSA)                                                       250 M              258,688
Swarthmore Boro Authority PA College Rev. Bonds
  5.25%, 09/15/20                                                          210 M              230,214
Unity Turnpike PA Muni Authority Sewer Revenue G/O
  5%, 12/01/34 (FSA)                                                       550 M              574,112
Upper Darby PA School District
  5.0%, 02/15/09 (AMBAC)                                                   540 M              581,818
York County Solid Waste
  5.5%, 12/01/14  (FGIC)                                                 1,000 M            1,151,380
                                                                                          -----------
                                                                                           23,183,777
                                                                                          -----------
PUERTO RICO 9.3%
Puerto Rico Children's Trust Fund
  6%, 07/01/26 (P/R)                                                     1,000 M            1,137,680
Puerto Rico Commonwealth Public Import
  5.0%, 07/01/34                                                           250 M              258,843
Puerto Rico Commonwealth Hwy & Transport
  5.5%, 07/01/36                                                         1,000 M            1,094,430
                                                                                          -----------
                                                                                            2,490,953
                                                                                          -----------
VIRGIN ISLANDS 2.0%
Virgin Islands Public Financial Authority Revenue Bonds
  5%, 10/01/22 (FSA)                                                       500 M              537,795
                                                                                          -----------
TOTAL BONDS
  (Cost $25,110,837)                                                                       26,212,525
                                                                                          -----------

-----------------------------------------------------------------------------------------------------
                                                                                             VALUE
                                                                          SHARES            (Note 1)
-----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 1.5%
BlackRock Pennsylvania Municipal Money Market Institutional Class
  (Cost $400,000)                                                        400,000              400,000
                                                                                          -----------
TOTAL INVESTMENTS
 (Cost $25,510,837)*                                                                       26,612,525
EXCESS OF OTHER ASSETS
 OVER LIABILITIES 1.1%                                                                        301,951
                                                                                          -----------
NET ASSETS                                                                                $26,914,476
                                                                                          ===========
-----------------------------------------------------------------------------------------------------

* Cost for federal income tax purposes is substantially similar. At February 28, 2005, net unrealized appreciation for federal income tax purposes aggregated $1,101,688 of which $1,194,193 related to appreciated securities and $92,505 related to depreciated securities.

The following abbreviations are used in portfolio descriptions:
(ACA)   - ACA Financial Guaranty Corp.
(AMBAC) - Guaranteed by American Municipal Bond Association Corp.
(FGIC)  - Guaranteed by Financial Guaranty Insurance Co.
(FSA)   - Guaranteed by Financial Security Assurance Inc.
(MBIA)  - Guaranteed by Municipal Bond Investors Assurance Corp.
(P/R)   - Prerefunded
G/O     - General Obligation Bond

NOTE 1:

SECURITY VALUATION: Equity securities which are traded on a national or foreign securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price on the principal exchange on which they are traded on the date of determination. Securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed income securities are valued on the basis of valuations provided by independent pricing services. The independent pricing organization values the investments, taking into consideration characteristics of the securities, values of similar securities that trade on a regular basis, and other relevant market data. Securities for which market quotations are not readily available may be fair valued under procedures adopted by the Fund's board. The board has delegated this responsibility to a pricing committee, subject to their review and supervision. Short-term securities maturing in 60 days or less are stated at cost plus accrued interest earned which approximated market value, in accordance with the terms of a rule adopted by the Securities and Exchange Commission. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) were effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

SEPARATE CERTIFICATIONS FOR EACH PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT AS REQUIRED BY RULE 30A-2(A) UNDER THE 1940 ACT (17 CFR 270.30A-2(A)). Filed herewith as an exhibit.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


      Sentinel Pennsylvania Tax-Free Trust

      By (Signature and Title)   /s/ JOHN M. GRAB, JR.
                                 --------------------------------------------
                                 John M. Grab, Jr.,
                                 Vice President & Chief Financial Officer

      Date  04/27/05
           ----------



      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

      By (Signature and Title)*  /s/ CHRISTIAN THWAITES
                                 --------------------------------------------
                                 Christian Thwaites,
                                 President and Chief Executive Officer


      Date  04/27/05
           ----------

      By (Signature and Title)*  /s/ JOHN M. GRAB, JR.
                                 --------------------------------------------
                                 John M. Grab, Jr.,
                                 Vice President & Chief Financial Officer

      Date  04/27/05
           ----------